SCHEDULE OF RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($)		Sep. 30, 2024	Sep. 30, 2023
Jinhou Sun [Member]
Related Party Transaction [Line Items]
Total	[1]	$ 164,586	$ 89,090
Baiyan Investment Partnership [Member]
Related Party Transaction [Line Items]
Total	[2]	793,706	185,746
Shaozhang Lin [Member]
Related Party Transaction [Line Items]
Total	[3]	43,890
Shengkai Investment Partnership [Member]
Related Party Transaction [Line Items]
Total	[4]	64,937
Related Party [Member]
Related Party Transaction [Line Items]
Total		$ 1,067,119	$ 274,836

[1]	Jinhou Sun is one of the founders and major shareholder of the Company.
[2]	Baiyan (Guangzhou) Investment Partnership (Limited partnership) (“Baiyan”) is the indirect shareholder of the Company from April 21, 2023.
[3]	Shaozhang Lin is the legal representative of the Company
[4]	Shengkai (Guangzhou) Investment Partnership (Limited Partnership) (“Shengkai”) is the indirect shareholder of the Company from April 21, 2023.